111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  May 5, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Variable Insurance Trust III (the “Trust”) (File Nos. 333-59093 and 811-08879) on behalf of MFS® Blended Research® Small Cap Equity Portfolio, MFS® Conservative Allocation Portfolio, MFS® Global Real Estate Portfolio, MFS® Growth Allocation Portfolio, MFS® Inflation-Adjusted Bond Portfolio, MFS® Limited Maturity Portfolio, MFS® Mid Cap Value Portfolio, MFS® Moderate Allocation Portfolio, and MFS® New Discovery Value Portfolio (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 61 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2026.

 Please call the undersigned at (617) 954-5843 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

  Sincerely,

  /s/BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel